Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000012145 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012145 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000012145 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012145 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000012145 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000012145 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000032457 [Member] | Vanguard Growth and Income Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000032457 [Member] | Vanguard U S Growth Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000032457 [Member] | Vanguard WindsorTM Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000032457 [Member] | Vanguard Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032457 [Member] | Vanguard ExplorerTM Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000032457 [Member] | Vanguard Windsor II Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000032457 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)